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VANGUARD TAX-MANAGED FUNDS(R)

SUPPLEMENT TO THE PROSPECTUS DATED APRIL 24, 2006

IMPORTANT CHANGE TO VANGUARD(R) TAX-MANAGED GROWTH AND INCOME FUND

FUND  MANAGER CHANGE

Michael Perre has assumed the role of Fund Manager for Vanguard Tax-Managed Growth and Income Fund. The Fund's investment objective, strategies, and policies remain unchanged.

The Plain Talk(R) titled THE FUNDS' PORTFOLIO MANAGERS is replaced with the following:

The managers primarily responsible for the day-to-day management of the Funds are:

MICHAEL H. BUEK, CFA, Principal of Vanguard. He has been with Vanguard since 1987; has managed stock index funds since 1991; and has managed the Tax-Managed Capital Appreciation and Small-Cap Funds since their inceptions. Education:
B.S., University of Vermont; M.B.A., Villanova University.

DUANE F. KELLY, Principal of Vanguard. He has been with Vanguard since 1989; has
managed  stock  index  funds  since  1992;  and  has  managed  the   Tax-Managed
International Fund since its inception. Education: B.S., La Salle University.

MICHAEL PERRE, Principal of Vanguard. He has been with Vanguard since 1990; has managed the stock portion of the Tax-Managed Balanced Fund since 1999; and has managed the Tax-Managed Growth and Income Fund since 2006. Education: B.A. St. Joseph's University; M.B.A., Villanova University.

CHRISTOPHER M. RYON, CFA, Principal of Vanguard. He has worked in investment management for Vanguard since 1985; has managed bond funds since 1988; and has managed the bond portion of the Tax-Managed Balanced Fund since its inception.
Education: B.S., Villanova University; M.B.A., Drexel University.

(C) The Vanguard Group, Inc. All rights reserved.
    Vanguard Marketing Corporation, Distributor.                   PS87 072006





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VANGUARD(R) TAX-MANAGED FUNDS(R)

VANGUARD(R) TAX-MANAGED GROWTH AND INCOME FUND

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 24, 2006


FUND MANAGER CHANGE


Michael Perre has assumed the role of Fund Manager for Vanguard Tax-Managed Growth and Income Fund. The Fund's investment objective, strategies, and policies remain unchanged.




























(C)2006 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor.                          072006